Victory International Fund Expense Example - Victory International Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,265